Investment Securities (Investment Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities [Abstract]
Taxable interest	$ 297	$ 262	$ 325
Taxable dividends	25	30	25
Interest and dividends exempt from U.S. federal income tax	3	0	0
Interest and dividends on available-for-sale investment securities	$ 325	$ 292	$ 350